RELATED PARTY TRANSACTIONS (Details) - CAD ($)	Jun. 30, 2026	Mar. 31, 2026
RELATED PARTY TRANSACTIONS
Balances due to related parties	$ 207,242	$ 311,905
High Hills Consulting Ltd. (CFO fees)
RELATED PARTY TRANSACTIONS
Balances due to related parties	21,047	17,648
Diane Nicolson (expenses reimbursement)
RELATED PARTY TRANSACTIONS
Balances due to related parties	2,927	12,565
Hunter Dickinson Services Inc.
RELATED PARTY TRANSACTIONS
Balances due to related parties	183,268	269,360
United Mineral Services Ltd.
RELATED PARTY TRANSACTIONS
Balances due to related parties	$ 0	$ 12,332